SEC. File Nos.                                   XXXXX
811-22349

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
__________________

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Pre-Effective Amendment No. X
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. X
__________________

PERSONAL INVESTMENT MANAGEMENT PORTFOLIO SERIES
(Exact Name of Registrant as specified in charter)

6455 Irvine Center Drive
Irvine, CA 92618
(Address of principal executive offices)

Registrant's telephone number, including area code:
(949) 975-5000
__________________

TIMOTHY W. McHALE, ESQ
Counsel, Fund Business Management Group
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)
__________________

Approximate date of proposed public offering: January 13, 2009

The Registrant hereby amends the Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to Section 8(a), shall determine.

Subject to completion, Dated November 13, 2009

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Personal Investment Management Portfolio Series

Personal Investment Management Core Municipal Bond Portfolio
Personal Investment Management Short-Term Municipal Bond Portfolio
Personal Investment Management California Core Municipal Bond Portfolio
Personal Investment Management California Short-Term Municipal Bond Portfolio
Personal Investment Management Core Bond Portfolio

PROSPECTUS

xx, 2010

Personal Investment Management Core Municipal Bond Portfolio	xxx
Personal Investment Management Short-Term Municipal Bond Portfolio	xxx
Personal Investment Management California Core Municipal Bond Portfolio	xxx
Personal Investment Management California Short-Term Municipal Bond Portfolio	xxx
Personal Investment Management Core Bond Portfolio	xxx

[Ticker symbols to come]

Table of Contents

Summaries –	page xx
Personal Investment Management Core Municipal Bond Portfolio
Personal Investment Management Short-Term Municipal Bond Portfolio
Personal Investment Management California Core Municipal Bond Portfolio
Personal Investment Management California Short-Term Municipal Bond Portfolio
Personal Investment Management Core Bond Portfolio
Purchase and sale of fund shares–	page xx
Tax information–	page xx
Investment objectives, strategies and risks–	page xx
Management and organization–	page xx
Purchase, exchange and sale of shares–	page xx
Distributions and taxes–	page xx

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Personal Investment Management Core Municipal Bond Portfolio

Investment objective

The fund seeks to provide current income exempt from federal income tax while preserving your investment.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.05%
Total annual fund operating expenses	0.40%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(information to come)

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

Principal Investment Strategies

The fund seeks to achieve its objective by investing primarily in intermediate maturity municipal bonds.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to a federal alternative minimum tax.

The fund invests primarily in municipal bonds with quality ratings of A- or better or A3 or better or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances the dollar-weighted average maturity of the fund’s portfolio shall be between three and 10 years.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

Principal Risks

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

The fund may also invest in municipal securities that are supported by credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing credit and liquidity enhancements could cause the fund to experience a loss and may affect its share price.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Management

Investment adviser

Capital Guardian Trust Company, the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers

The primary individual portfolio managers for the fund are:

Portfolio manager/fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John Queen	Since the fund’s inception	xxx
Neil L. Langberg	Since the fund’s inception	xxx

For important information about purchasing and selling shares and taxes please turn to the sections titled, “purchase and sale of fund shares” and “tax information” on pages xx and xx respectively.

Personal Investment Management Short-Term Municipal Bond Portfolio

Investment Objective

The fund seeks to preserve your investment and secondarily to provide current income exempt from federal income tax.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.05%
Total annual fund operating expenses	0.40%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(information to come)

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

Principal Investment Strategies

The fund seeks to achieve its objective by investing primarily in short-term municipal bonds.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to a federal alternative minimum tax.

The fund invests primarily in municipal bonds with quality ratings of AA- or better or Aa3 or better or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of A- or better or A3 or better or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the fund’s aggregate portfolio will have a dollar-weighted average maturity no greater than three years.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

Principal Risks

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

The funds may also invest in municipal securities that are supported by credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing credit and liquidity enhancements could cause the fund to experience a loss and may affect its share price.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Management

Investment adviser

Capital Guardian Trust Company, the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers

The primary individual portfolio managers for the fund are:

Portfolio manager/fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John Queen	Since the fund’s inception	xxx
Neil L. Langberg	Since the fund’s inception	xxx

For important information about purchasing and selling shares and taxes please turn to the sections titled, “purchase and sale of fund shares” and “tax information” on pages xx and xx respectively.

Personal Investment Management California Core Municipal Bond Portfolio

Investment objective

The fund seeks to provide current income exempt from federal and California income taxes while preserving your investment.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.05%
Total annual fund operating expenses	0.40%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(information to come)

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

Principal Investment Strategies

The fund seeks to achieve its objective by primarily investing in intermediate maturity municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal and California income taxes. The fund will not invest in securities that subject you to a federal alternative minimum tax.

The fund invests primarily in municipal bonds with quality ratings of A- or better or A3 or better or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio shall be between three and 10 years.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

Principal Risks

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Because the fund invests in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate in a single state. For example, in the past, California voters have passed amendments to the state's constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

The funds may also invest in municipal securities that are supported by credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing credit and liquidity enhancements could cause the fund to experience a loss and may affect its share price.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Management

Investment adviser

Capital Guardian Trust Company, the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

 Portfolio managers

The primary individual portfolio managers for the fund are:

Portfolio manager/fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John Queen	Since the fund’s inception	xxx
Karl J. Zeile	Since the fund’s inception	xxx

For important information about purchasing and selling shares and taxes please turn to the sections titled, “purchase and sale of fund shares” and “tax information” on pages xx and xx respectively.

Personal Investment Management California Short-Term Municipal Bond Portfolio

Investment objective

The fund seeks to preserve your investment and secondarily to provide current income exempt from federal and California income taxes.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.05%
Total annual fund operating expenses	0.40%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(information to come)

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

Principal Investment Strategies

The fund seeks to achieve its objectives by primarily investing in short-term municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund will not invest in securities that subject you to a federal alternative minimum tax.

The fund invests primarily in municipal bonds with quality ratings of A- or better or A3 or better or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the fund’s aggregate portfolio will have a dollar-weighted average maturity no greater than three years.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

Principal Risks

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Because the fund invests in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate in a single state. For example, in the past, California voters have passed amendments to the state's constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Changes in the credit quality of banks and financial institutions providing credit and liquidity enhancements could cause the fund to experience a loss and may affect its share price.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Management

Investment adviser

Capital Guardian Trust Company, the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers

The primary individual portfolio managers for the fund are:

Portfolio manager/fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John Queen	Since the fund’s inception	xxx
Karl J. Zeile	Since the fund’s inception	xxx

For important information about purchasing and selling shares and taxes please turn to the sections titled, “purchase and sale of fund shares” and “tax information” on pages xx and xx respectively.

Personal Investment Management Core Bond Portfolio

Investment Objective

The fund's investment objective is to provide you with current income while preserving your investment.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	xxx%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	xxx%
Total annual fund operating expenses	xxx%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(information to come)

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

Principal Investment Strategies

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).  The fund primarily invests in debt securities with quality ratings of A- or better or A3 or better or unrated but determined to be of equivalent quality by the fund’s investment adviser. Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio shall be between three and 10 years.

The fund primarily invests in intermediate-term debt securities, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average, investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

The loans underlying asset-backed securities are subject to prepayments that can decrease maturities and returns. In addition, the values of the securities ultimately depend upon payment of the underlying loans by individuals.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Management

Investment adviser

Capital Guardian Trust Company, the investment adviser to the fund, uses a system of multiple portfolio managers in managing mutual fund assets.

Portfolio managers

The primary individual portfolio managers for the fund are:

Portfolio manager/fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
xxx	Since the fund’s inception	xxx

Purchase and sale of fund shares

Shares of the funds are available exclusively to clients of the Personal Investment Management division of Capital Guardian Trust Company and Capital Guardian Trust Company of Nevada.  Please contact Capital Guardian Trust Company if you wish to purchase or sell shares of the fund.

The minimum amount required to establish an account is $25,000.

Tax Information

Personal Investment Management Core Municipal Bond Portfolio
Personal Investment Management Short-Term Municipal Bond Portfolio
Personal Investment Management California Core Municipal Bond Portfolio
Personal Investment Management California Short-Term Municipal Bond Portfolio

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, each fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The funds’ distributions of net long-term capital gains are taxable as long-term capital gains.

Personal Investment Management Core Bond Portfolio

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes

Investment objectives, strategies and risks

Personal Investment Management Core Municipal Bond Portfolio

The fund seeks to provide current income exempt from federal income tax while preserving your investment. The fund seeks to achieve its objective by investing primarily in intermediate maturity municipal bonds.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). In addition, under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to a federal alternative minimum tax.

The fund invests primarily in municipal bonds with quality ratings of A- or better or A3 or better or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio shall be between three and 10 years.

Personal Investment Management Short-Term Municipal Bond Portfolio

The fund seeks to preserve your investment and secondarily to provide current income exempt from federal income tax. The fund seeks to achieve its objective by investing primarily in short-term municipal bonds.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to a federal alternative minimum tax.

The fund invests primarily in municipal bonds with quality ratings of AA- or better or Aa3 or better or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of A- or better or A3 or better or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances the dollar-weighted average maturity of the fund’s portfolio shall be no greater than three years.

Personal Investment Management California Core Municipal Bond Portfolio

The fund seeks to provide current income exempt from federal and California income taxes while preserving your investment. The fund seeks to achieve its objective by primarily investing in intermediate maturity municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). In addition, under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal and California income taxes. The fund will not invest in securities that subject you to a federal alternative minimum tax.

The fund invests primarily in municipal bonds with quality ratings of A- or better or A3 or better or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB or Baa or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio shall be between three and 10 years.

Because the fund invests in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate in a single state. For example, in the past, California voters have passed amendments to the state's constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Personal Investment Management California Short-Term Municipal Bond Portfolio

The fund seeks to preserve your investment and secondarily to provide current income exempt from federal and California income taxes. The fund seeks to achieve its objectives by primarily investing in short-term municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California.

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). In addition, under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund will not invest in securities that subject you to a federal alternative minimum tax.

The fund invests in municipal bonds with quality ratings of A- or better or A3 or better or unrated but determined by the fund’s investment adviser to be of equivalent quality. Under normal circumstances the dollar-weighted average maturity of the fund’s portfolio shall be no greater than three years.

Because the fund invests in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate in a single state. For example, in the past, California voters have passed amendments to the state's constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Personal Investment Management Core Bond Portfolio

The fund's investment objective is to provide you with current income while preserving your investment. The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).  The fund invests in debt securities with quality ratings of A- or better or unrated but determined to be of equivalent quality by the fund’s investment adviser. Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio shall be between three and 10 years.

The fund primarily invests in intermediate-term debt securities, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity.  Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

The loans underlying asset-backed securities are subject to prepayments that can decrease maturities and returns. In addition, the values of the securities ultimately depend upon payment of the underlying loans by individuals.

Applicable to all funds

Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

Your investment in each fund is subject to risks, including the possibility that a fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of, and the income generated by, the securities held by the funds may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in a fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

The funds may also invest in municipal securities that are supported by credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause a fund to experience a loss and may affect its share price.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio’s dollar-weighted average maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

The funds’ investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

The funds may also hold cash or money market instruments. The percentages of the funds invested in such holdings vary and depend on various factors, including market conditions and purchases and redemptions of fund shares.  For temporary defensive purposes, a fund may hold a significant potion of its assets in such securities.

A larger percentage of such holdings could moderate a fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Management and organization

Investment Adviser

Capital Guardian Trust Company, an experienced investment management organization founded in 1968, serves as investment adviser to the funds and other funds. Capital Guardian Trust Company is a wholly owned subsidiary of Capital Group International, Inc. and is located at 6455 Irvine Center Drive, Irvine, California 92618.  Capital Guardian Trust Company manages the investment portfolios and business affairs of the fund. As described more fully in the statement of additional information, the management fees for each fund are based on the daily net assets of the fund.

Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the funds' portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the funds' portfolio transactions. The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds' portfolio transactions. A more detailed description of the investment adviser’s policies is included in the funds' statement of additional information.

Portfolio Holdings

Portfolio holdings information for the funds is contained in reports filed with the Securities and Exchange Commission.  A description of the funds' policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

Multiple portfolio manager system

Capital Guardian Trust Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Guardian Trust Company. The table below shows the investment experience and role in management of the funds for each of the funds' primary portfolio managers.

Portfolio Manager	Investment Experience	Experience in the funds	Role in management of the funds
Neil L. Langberg Personal Investment Management Core Municipal Bond Portfolio Personal Investment Management Short- Term Municipal Bond Portfolio	xx	Since the fund’s inception	Serves as a municipal bond portfolio manager
John Queen

Personal Investment Management Core Municipal Bond Portfolio

Personal Investment Management Short- Term Municipal Bond Portfolio

Personal Investment Management California Core Municipal Bond Portfolio

Personal Investment Management California Short- Term Municipal Bond Portfolio

	xx	Since the fund’s inception	Serves as a municipal bond portfolio manager
Karl J. Zeile Personal Investment Management California Core Municipal Bond Portfolio Personal Investment Management California Short Duration Municipal Bond Portfolio	xx	Since the fund’s inception	Serves as a municipal bond portfolio manager

[information on Personal Investment Management Core Bond Portfolio to come]

Information regarding the portfolio managers’ compensation, their ownership of securities in the funds and other accounts they manage is in the statement of additional information.

Purchase, exchange and sale of shares

Capital Guardian Trust Company, on behalf of the fund and American Funds Distributors,® the fund's distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person's identity. If you do not provide the information, Capital Guardian Trust Company may not be able to open your account. If Capital Guardian Trust Company is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the applicable fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

Shares of the funds may be purchased exclusively by investors who have entered into an Investment Management Agreement with Capital Guardian Trust Company’s Personal Investment Management division. Investors who wish to purchase, exchange, or sell shares should contact their Personal Investment Management representative.

Frequent trading of fund shares

The funds and American Funds Distributors reserve the right to reject any purchase order for any reason. The funds are not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to a fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the funds or American Funds Distributors have determined could involve actual or potential harm to the funds, may be rejected.

Purchase minimums and maximums

The purchase minimums described on page xx may be waived in certain cases.

Valuing Shares

The net asset value of each fund is the value of a single share. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, each fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Your shares will be purchased at the net asset value or sold at the net asset value next determined after Capital Guardian Trust Company receives your request, provided your request contains all information and legal documentation necessary to process the transaction.

Fund expenses

Shareholders of the funds will be subject to an additional fee charged by Capital Guardian Trust Company’s Personal Investment Management division for the ongoing services provided to the shareholder.

In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the annual fund operating expenses table in this prospectus.

The “Other expenses” items in the table on page 1 include custodial, legal, transfer agent and various other expenses.

Distributions and taxes

Dividends and distributions

Applicable to all funds

Each fund declares monthly dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Dividends begin accruing one day after payment for shares is received by the funds or the fund’s transfer agent, State Street Bank and Trust Company.

Capital gains, if any, are usually distributed in November or December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of the funds, or you may elect to receive them in cash.  Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

Taxes on dividends and distributions

Personal Investment Management Core Municipal Bond Portfolio
Personal Investment Management Short-Term Municipal Bond Portfolio
Personal Investment Management California Core Municipal Bond Portfolio
Personal Investment Management California Short-Term Municipal Bond Portfolio

Interest on municipal bonds is generally not included in gross income for federal tax purposes. Subject to certain requirements, each fund is permitted to pass through to its shareholders the interest earned on municipal bonds as federally exempt-interest dividends. Taxable dividends, including distributions of short-term capital gains, however, are subject to federal taxation at the applicable rates for ordinary income. Each fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income purposes.

Depending on their state of residence, shareholders of the funds may be able to exempt from state taxation some or all of the federally tax-exempt income dividends paid by those funds.

Personal Investment Management California Core Municipal Bond Portfolio and Personal Investment Management California Short-Term Municipal Bond Portfolio anticipate that the federally exempt-interest dividends paid by the funds and derived from interest on bonds exempt from California income tax will also be exempt from California state income tax. To the extent a fund’s dividends are derived from interest on debt obligations that is not exempt from California income tax, however, such dividends will be subject to state income tax.

Moreover, any federally taxable dividends and capital gains distributions from the funds may also be subject to state tax.

Any taxable dividends or capital gain distributions you receive from each fund normally will be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Personal Investment Management Core Bond Portfolio:

For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. The fund's distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Taxes on transactions

Applicable to all funds

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Shareholder fees

Applicable to all funds

Fees borne directly by a fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisers by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder’s adjusted gross income.

Please see your tax adviser for more information.

MORE INFORMATION ABOUT THE SERIES

Shareholder Services	xxx-xxx-xxxx

Investment Adviser	Capital Guardian Trust Company
6455 Irvine Center Drive
Irvine, CA 92618

Custodian	State Street Bank and Trust Company
[Address to come]

Dividend Paying and Transfer Agent	State Street Bank and Trust Company
[Address to come]

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the funds, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the funds’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (“SAI”) and codes of ethics The current SAI, as amended from time to time, contains more detailed information on all aspects of the funds and is incorporated by reference in the prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics, which is included in the SAI, describe the personal investing policies adopted by the funds and the investment adviser and its affiliated companies.

The codes of ethics and the SAI are on file with the SEC. These and other related materials about the funds are available for review or to be copied at the SEC’s Public Reference Room in Washington, DC or on the EDGAR database on the SEC’s website at www.sec.gov. Copies of these materials may also be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street NE, Washington DC 20549-9093. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

For a complimentary copy of the current SAI, codes of ethics, or annual/semi-annual report, or to request other information about the funds or make shareholder inquiries, please call xxx-xxx-xxxx or write to the Secretary of the fund at 6455 Irvine Center Drive Irvine, CA 92618.

Personal Investment Management Portfolio Series

Personal Investment Management Core Municipal Bond Portfolio
Personal Investment Management Short-Term Municipal Bond Portfolio
Personal Investment Management California Core Municipal Bond Portfolio
Personal Investment Management California Short-Term Municipal Bond Portfolio
Personal Investment Management Core Bond Portfolio

Part B

Statement of Additional Information
xx, 2010

This document is not a prospectus but should be read in conjunction with the current prospectus of Personal Investment Management Core Municipal Bond Portfolio, Personal Investment Management Short-Term Municipal Bond Portfolio, Personal Investment Management California Core Municipal Bond Portfolio, Personal Investment Management California Short-Term Municipal Bond Portfolio and Personal Investment Management Core Bond Portfolio dated xx, 2010. The prospectus may be obtained from Capital Guardian Trust Company or by writing to the funds at the following address:

6455 Irvine Center Drive
 Irvine, CA 92618

Personal Investment Management Core Municipal Bond Portfolio	xxx
Personal Investment Management Short-Term Municipal Bond Portfolio	xxx
Personal Investment Management California Core Municipal Bond Portfolio	xxx
Personal Investment Management California Short-Term Municipal Bond Portfolio	xxx
Personal Investment Management Core Bond Portfolio	xxx

[Ticker symbols to come]

Table of Contents

Item	Page no.
Certain investment limitations and guidelines	x
Description of certain securities and investment techniques	x
Fundamental policies and investment restrictions	x
Management of the funds	x
Execution of portfolio transactions	x
Disclosure of portfolio holdings	x
Price of shares	x
Taxes and distributions	x
Purchase and exchange of shares	x
Selling shares	x
Shareholder account services and privileges	x
General information	x
Appendix	x

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted.  This summary is not intended to reflect all of the funds' investment limitations.

Personal Investment Management Core Municipal Bond Portfolio

•	The fund will invest primarily in intermediate maturity municipal bonds.

•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

•
Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to a federal alternative minimum tax.

•
The fund will invest at least 80% of its assets in debt securities rated A- or A3 or better by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or that are unrated but determined by the fund’s investment adviser to be of equivalent quality including money market instruments or cash equivalents.

•
The fund may invest up to 20% of its assets in debt securities in the rating category of BBB or Baa by a NRSRO or that are unrated but determined by the fund’s adviser to be of equivalent quality, including money market instruments or cash equivalents.

•	Under normal circumstances the dollar-weighted average maturity of the fund’s portfolio shall be between three and 10 years.

Personal Investment Management Short-Term Municipal Bond Portfolio

•	The fund will invest primarily in short-term municipal bonds.

•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

•
Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal income tax. The fund will not invest in securities that subject you to a federal alternative minimum tax.

•
The fund will invest at least 80% of its assets in debt securities rated AA- or Aa3 or better by a NRSRO or that are unrated but determined by the fund’s investment adviser to be of equivalent quality including money market instruments or cash equivalents.

•
The fund may invest up to 20% of its assets in debt securities rated in the A rating category by a NRSRO or that are unrated but determined by the fund’s investment adviser to be of equivalent quality including money market instruments or cash equivalents.

•	Under normal circumstances the dollar-weighted average maturity of the fund’s portfolio shall be no greater than three years.

Personal Investment Management California Core Municipal Bond Portfolio

•	The fund will invest primarily in intermediate maturity municipal bonds issued by the state of California, its agencies and municipalities.

•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

•
Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from federal and California income taxes. The fund will not invest in securities that subject you to a federal alternative minimum tax.

•
The fund will invest at least 80% of its assets in debt securities rated A- or better or A3 or better by a NRSRO or unrated but determined by the fund’s investment adviser to be of equivalent quality including money market instruments or cash equivalents.

•
The fund may invest up to 20% of its assets in debt securities in the rating category of BBB or Baa by a NRSRO or that are unrated but determined by the fund’s adviser to be of equivalent quality, including money market instruments or cash equivalents.

•	Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio shall be between three and 10 years

Personal Investment Management California Short-Term Municipal Bond Portfolio

•	The fund will invest primarily in short-term municipal bonds issued by the state of California, its agencies and municipalities.

•	The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

•
Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund will not invest in securities that subject you to a federal alternative minimum tax.

•
The fund invests primarily in municipal bonds with quality ratings of A- or better or A3 or better (or in the case of short-term securities, those rated in the highest quality category) by a NRSRO or unrated but determined by the fund’s investment adviser to be of equivalent quality.

•	Under normal circumstances the dollar-weighted average maturity of the fund’s portfolio shall be no greater than three years.

Personal Investment Management Core Bond Portfolio

•	The fund will invest at least 80% of its assets in bonds (bonds include any debt instrument and cash equivalents).

•
The fund will invest in debt securities rated A- or better by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund’s investment adviser.

•	Under normal circumstances, the dollar-weighted average maturity of the fund’s portfolio shall be between three and 10 years.

*           *           *           *           *           *

The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

Description of certain securities and investment techniques

The descriptions below are intended to supplement the material in the prospectus under "Investment objectives, strategies and risks."

Applicable to all funds

Debt securities — Debt securities are used by issuers to borrow money. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the funds' ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

Variable and floating rate obligations — The interest rates payable on certain securities in which the funds may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

Adjustment of maturities — The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of a fund’s portfolio accordingly, keeping in mind the fund’s objectives.

Restricted or illiquid securities — The funds may purchase securities subject to restrictions on resale. Difficulty in selling such securities may result in a loss or be costly to the funds. Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the funds' board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.

Repurchase agreements — The funds may enter into repurchase agreements under which the funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the funds' custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the funds may be delayed or limited. Personal Investment Management Core Municipal Bond Portfolio, Personal Investment Management Short-Term Municipal Bond Portfolio, Personal Investment Management California Core Municipal Bond Portfolio and Personal Investment Management California Short-Term Municipal Bond Portfolio do not currently intend to engage in this investment practice over the next 12 months.

Cash and cash equivalents — The funds may hold cash and invest in cash equivalents. Cash equivalents include, but are not limited to: (a) tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or may be redeemed in 270 days or less), (b) municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or may be redeemed in one year or less), (c) municipal obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or may be redeemed in one year or less, (d) tax-exempt variable rate debt issued by municipal conduits for corporate obligors and (e) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed in one year or less.

Forward commitment, when issued and delayed delivery transactions — The funds may enter into commitments to purchase or sell securities at a future date. When the funds agree to purchase such securities, they assume the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the funds could miss a favorable price or yield opportunity, or could experience a loss.

The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of a fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the funds may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the funds may sell such securities.

Maturity — The maturity of a debt instrument is normally its ultimate maturity date unless it is likely that a maturity shortening device (such as a call, put, refunding or redemption provision) will cause the debt instrument to be repaid.

Personal Investment Management Core Municipal Bond Portfolio
Personal Investment Management Short-Term Municipal Bond Portfolio
Personal Investment Management California Core Municipal Bond Portfolio
Personal Investment Management California Short-Term Municipal Bond Portfolio

Municipal bonds — Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities.

Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

Municipal lease obligations — The funds may invest, without limitation, in municipal lease revenue obligations that are determined to be liquid by the investment adviser. In determining whether these securities are liquid, the investment adviser will consider, among other things, the credit quality and support, including strengths and weaknesses of the issuers and lessees, the terms of the lease, the frequency and volume of trading and the number of dealers trading the securities.

Insured municipal bonds — The funds may invest in municipal bonds that are insured generally as to the timely payment of interest and principal. The insurance for such bonds may be purchased by the bond issuer, the funds or any other party, and is usually purchased from private, non-governmental insurance companies. When assigning a credit rating to an insured municipal bond the investment adviser considers the higher of the credit rating of the insurer, based on the insurer's claims-paying ability, and the credit rating of the issuer (or the equivalent as determined by the investment adviser if the issuer is not rated by the rating agencies). Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of a fund's shares. If the credit rating of the insurer were reduced, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value.

U.S. Commonwealth obligations — The funds may invest in obligations of the Commonwealths of the United States, such as Puerto Rico, the U.S. Virgin Islands, Guam and their agencies and authorities, to the extent such obligations are exempt from federal income taxes. Adverse political and economic conditions and developments affecting any Commonwealth may, in turn, affect negatively the value of the funds' holdings in such obligations.

Zero coupon bonds — Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

Pre-refunded bonds — From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase U.S. government securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For purposes of diversification, pre-refunded bonds will be treated as governmental issues.

Temporary investments — The funds may invest in short-term municipal obligations of up to one year in maturity during periods of using temporary defensive strategies resulting from abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from such short-term municipal obligations is exempt from federal income tax. Further, a portion of a fund's assets, which will normally be less than 20%, may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the U.S. Treasury; (b) obligations of agencies and instrumentalities of the U.S. government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances and (d) repurchase agreements.

Issue classification — Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The investment adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

The investment adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the funds to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited (or non-existent).

Private placements — Generally, municipal securities acquired in private placements are subject to contractual restrictions on resale. Accordingly, all private placements will be considered illiquid unless they have been specifically determined to be liquid, taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by each fund's board of trustees.

Concentration of investments — Each of the funds may invest more than 25% of its assets in industrial development bonds. There could be economic, business or political developments which might affect all municipal bonds of a similar category or type or issued by issuers within any particular geographical area or jurisdiction.
Maturity — In calculating the effective maturity or average life of a particular debt security, a put, call, sinking fund or other feature will be considered to the extent it results in a security whose market characteristics indicate an effective maturity or average life that is shorter than its nominal or stated maturity. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.

Personal Investment Management California Core Municipal Bond Portfolio and Personal Investment Management California Short-Term Municipal Bond Portfolio

Risk factors relating to California debt obligations — Because the fund invests primarily in securities issued by the State of California (the "State"), its agencies and municipalities, the fund is more susceptible to developments adversely affecting issuers of California securities than a municipal bond fund that does not concentrate its investments in a single state. The information below constitutes only a brief summary and does not purport to be a complete description of risk factors relating to California debt obligations. Certain information is drawn from official statements relating to securities offerings of the State and various local agencies in California, available as of the date of this statement of additional information.

Many factors including both state and national economic, political, regulatory, social and environmental policies and conditions, which are not within the control of the issuers of State related bonds, could have an adverse impact on the financial condition of the State, its various agencies and political subdivisions, as well as other municipal issuers in California. A variety of events, such as, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to California's municipal issuers may have an adverse impact on the fund. In addition, natural disasters, such as earthquakes and droughts, may have an adverse effect on the State's economy

California's economy and general financial condition affect the ability of State and local governments to raise revenues to make timely payments on their obligations. Events such as budgetary problems at the State level, fiscal weakness or an overall slowdown in the California economy could adversely impact the fund. Such events can negatively impact the State's credit rating, make it more expensive for the State to borrow money, and impact municipal issuers' ability to pay their obligations. For example, various rating agencies have recently downgraded their ratings of various bonds related to the State due to the State's liquidity problems and delay in adopting budget and cash solutions, and each of these ratings agencies has placed the State on watch for further possible downgrades. California currently has the lowest credit rating of any state, and therefore pays higher interest rates than other states when issuing general obligation bonds. Among other things, future action by the rating agencies will depend on whether the State is able to address liquidity, budgetary and other fiscal issues and whether any improvements provide long-term solutions.

California is the most populous state in the nation with a diverse economy. Major employers include the agriculture, manufacturing, high technology, services, trade, entertainment and construction sectors. However, certain of the State's significant industries are sensitive to economic disruptions in their export markets. The State's rate of economic growth, therefore, could be adversely affected by any such disruption. A significant downturn in the housing market or U.S. stock market prices could adversely affect California's economy by reducing household spending and business investment, particularly in the high technology sector. Moreover, a large and increasing share of the State's General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.

Future California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could have an adverse effect on the debt obligations of California issuers. The initiative process is used quite often in California, resulting in numerous initiative items on the ballot for most state and local elections, any of which could affect the ability of municipal issuers to pay their obligations. For example, revenue and expenditure limitations adopted by California voters, such as Propositions 13 (limiting ad valorem taxes on real property and restricting local taxing entities' ability to raise real property taxes) and 218 (limiting local governments' ability to impose "property related" fees, assessments and taxes) have constrained local governments' ability to raise revenue, consequently raising concerns about whether municipalities have sufficient revenue to pay their debt obligations.

As of the date of this Statement of Additional Information, the State of California is in the midst of a severe economic recession. Falling home prices and consumer spending, reduced credit availability, decreasing investment values and growing job losses, among other factors, have weighed heavily on the State economy since 2008. The current fiscal problems facing California are exacerbated by a national recession and ongoing turmoil in the global financial and credit markets. Fiscal and policy analysts have projected that the negative economic outlook for the State will continue through xx, but emphasize that market volatility makes any projection highly uncertain.

While the fund's portfolio counselors try to reduce risks by investing in a diversified portfolio of securities, including State related bonds, it is not possible to predict the extent to which any or all of the factors described above will affect the ability of the State or other municipal issuers to pay interest or principal on their bonds or the ability of such bonds to maintain market value or marketability.

Personal Investment Management Core Bond Portfolio

Obligations backed by the "full faith and credit" of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency. Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.

Pass-through securities — The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

Inflation-indexed bonds — The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The fund has no current intention of investing in inflation-index bonds issued by corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation.  However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

Reverse repurchase agreements — The fund may enter into reverse repurchase agreements and "roll" transactions. A reverse repurchase agreement involves the sale of a security by the fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).

Investing outside the U.S. — The fund may only invest in securities outside the U.S. that are U.S. dollar-denominated and are in the three highest rating categories. Accordingly, the risks described below are substantially lessened.

Investing outside the United States involves special risks, caused by, among other things: fluctuating local currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation and greater market volatility. However, in the opinion of the fund’s investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.

The investment adviser attempts to reduce the risks described above through diversification of the funds' portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

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Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The portfolio turnover rate would equal 100% if each security in a fund’s portfolio were replaced once per year.

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Fund policies

All percentage limitations stated in the following fund policies are considered at the time securities are purchased and are based on a fund's net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.  In managing the funds, the funds’ investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — Each fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1.           Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the funds may not:

a.	Borrow money;

b.	Issue senior securities;

c.	Underwrite the securities of other issuers;

d.	Purchase or sell real estate or commodities;

e.	Make loans; or

f.	Purchase the securities of any issuer if, as a result of such purchase, the fund's investments would be concentrated in any particular industry.

2.           Personal Investment Management Core Municipal Bond Portfolio, Personal Investment Management Short-Term Municipal Bond Portfolio, Personal Investment Management California Core Municipal Bond Portfolio and Personal Investment Management California Short-Term Municipal Bond Portfolio will maintain their status as tax-exempt funds consistent with (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

3.           The fund may not invest in companies for the purpose of exercising control or management.

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Management of the funds

Trustees and Officers

“Independent Trustees”

(information to come)

“Interested Trustees”

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Other Officers

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The address for all trustees and officers of the funds is 6455 Irvine Center Drive, Irvine, California 92618, Attention: Secretary.

Trustee Compensation – No compensation is paid by the funds to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates.  The funds typically pay each independent trustee an annual fee, which ranges from $X to $X.

As of January 1, 2010, the officers and trustees of each fund and their families, as a group, owned beneficially or of record less than xx% of the outstanding shares of each fund.

Series organization and the board of trustees

The Series, an open-end, diversified management investment company, was organized as a Delaware statutory trust on October 22, 2009. Although the board of trustees has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the Trust. Trustees are considered to be fiduciaries of the Trust and must act with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent person acting in a like capacity and familiar with such matters would use to attain the purposes of the Trust.

The series has five different funds and one class of shares.  Shares represent an interest in the same investment portfolio. Shares have pro rata rights as to voting, redemption, dividends and liquidation. Shares of funds vote together on matters that affect all funds in substantially the same manner. Shares of funds vote separately on matters that affect that fund alone.  In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

The series' Agreement and Declaration of Trust and by-laws as well as separate indemnification agreements that series has entered into with independent trustees provide in effect that, subject to certain conditions, the series will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Proxy voting procedures and principles--

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Investment adviser — Capital Guardian Trust Company, the series’ investment adviser, maintains research facilities in the United States and abroad. These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine, CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, Capital Guardian Trust Company’s investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage. Portfolio managers and investment analysts are paid competitive salaries by Capital Guardian Trust Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the funds. In addition, portfolio managers may manage portions of other mutual funds or accounts advised by Capital Guardian Trust Company or its affiliates.

The following table reflects information as of January 1, 2010:

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Investment advisory and service agreement — The Investment Advisory and Service Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until xxx unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares ( registration and qualification fees and expenses); legal, accounting and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based upon the daily net assets of the fund and is based upon the annual rates of:

(information to come)

Distributor. American Funds Distributors,® Inc. (the " Distributor") is the distributor of each fund's shares. The distributor is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Distributor does not receive any compensation related to the sale of shares of the funds.

Execution of Portfolio Transactions

When executing portfolio transactions on behalf of its clients, the investment adviser seeks the most favorable total price reasonably attainable under the circumstances, taking into account a variety of factors (“best execution”). These factors include the size and type of transaction, the nature and condition of the markets for the security, the likely speed of execution, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity, the potential for minimizing market impact and the amount of any commission or other execution costs. The investment adviser considers and weighs these factors in its judgment when selecting broker-dealers and execution venues for client portfolio transactions. When placing orders for execution of clients’ portfolio transactions, the investment adviser does not give any consideration to whether a broker-dealer has sold shares of investment companies advised or sub-advised by it or its affiliates, or otherwise referred clients to the investment adviser or its affiliates.

Purchases and sales of fixed-income securities are generally made with a primary market-maker acting as a principal with no stated brokerage commission. Prices for fixed income securities in secondary market transactions usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities. The prices for fixed-income securities purchased in primary market transactions, such as public offerings, new fixed-income issues, secondary offerings and private placements, may include underwriting fees.

For transactions on which commission is payable, the investment adviser negotiates commission rates with brokers based on what it believes is reasonably necessary to obtain best execution. These rates vary based on the nature of the transaction, the market in which the security is traded and the venue chosen for trading, among other factors. The investment adviser does not consider itself obligated to obtain the lowest available commission rate if other execution costs and elements of best execution could suffer, and accordingly the commission rates paid by its clients may not be the lowest available in the marketplace.

Brokerage commissions are only a small part of the total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs. The investment adviser may execute portfolio transactions with broker-dealers who provide certain investment research and other related services to it, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as setting up meetings with corporate executives and seminars and conferences related to relevant subject matters. This information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts.

The investment adviser is not obligated to pay any broker-dealer for research by generating trading commissions. When two or more broker-dealers are in a position to offer best execution for a trade, the investment adviser may give preference to broker-dealers that have provided research or other related services for the ultimate benefit of funds and accounts served by the investment adviser and its affiliated companies. If two or more of these broker-dealers have provided such services, the investment adviser may consider the relative benefit of the services to the funds and accounts served by the investment adviser and its affiliated companies, and the amount of any trading previously executed with such broker-dealers.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged – including on an execution only basis – for certain portfolio transactions in recognition of brokerage and research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits the investment adviser to cause clients to pay a higher commission to a broker-dealer that provides certain brokerage and/or research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser’s overall responsibility to its clients. The investment adviser periodically assesses the reasonableness of commissions in light of the total brokerage and research services provided by each broker-dealer from whom it receives such services. As part of its ongoing relationship with broker-dealers, the investment adviser routinely meets with firms, typically at the firm’s request, to discuss the level and quality of the brokerage and research service provided. In valuing the brokerage and research services the investment adviser receives from broker-dealers for its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

Some investment research services provided by broker-dealers may be used to service the funds and accounts served by the investment adviser and its affiliated companies as a whole, while others may be used to service a specific segment of clients. Research services are not linked directly to particular transactions and the investment adviser does not attempt to track the benefits of research services to the commissions associated with a particular client or group of clients. Therefore, certain brokerage and investment research services provided by a broker-dealer may not benefit all clients paying commissions to such broker-dealer.

When executing portfolio transactions in the same fixed-income security for the funds and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds' portfolio transactions.

The series is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the series the largest amount of brokerage commissions by participating, directly or indirectly, in the series portfolio transactions during the series’ most recent fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the series during the series’ most recent fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the series during the series’ most recent fiscal year.

Disclosure of Portfolio Holdings

The series’ investment adviser, on behalf of the series, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the series’ board of trustees and compliance will be periodically assessed by the board in connection with reporting from the series’ Chief Compliance Officer.

Under these policies and procedures, each fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be distributed no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is available approximately 45 days after the end of the calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is made available. The series’ custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the series, including officers of the series and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the "Code of Ethics" section in this statement of additional information and the Code of Ethics. Third party service providers of the series, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed to persons not affiliated with the series (which, as described above, would typically occur no earlier than one day after the day on which the information is made available), such persons will be bound by agreements (including confidentiality agreements) or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only. Neither the series nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the series’ investment adviser. In exercising their authority, the committees determine whether disclosure of information about a fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public (other than to certain service providers of the series for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

Price of Shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by a fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with Personal Investment Management representatives or their authorized designees, accepted by the Transfer Agent, or any of its designees.

Orders received by Personal Investment Management representatives or an authorized designee, the Transfer Agent or the funds after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that Personal Investment Management representatives may have their own rules about share transactions and may have earlier cut-off times than those of the funds. For more information about how to purchase through Personal Investment Management representatives, contact your Personal Investment Management representative directly.

Prices listed do not always indicate prices at which you will be purchasing and redeeming shares of the funds, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., a funds’ share price would still be determined as of 4 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each fund has a separately calculated net asset value (and share price).

All portfolio securities of the funds are valued, and the net asset values per share for each share class are determined, as indicated below. The funds follow standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

(more information on valuation procedures to come)

Taxes and distributions

Personal Investment Management Core Municipal Bond Portfolio
Personal Investment Management Short-Term Municipal Bond Portfolio
Personal Investment Management California Core Municipal Bond Portfolio
Personal Investment Management California Short-Term Municipal Bond Portfolio

Fund taxation — Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

To avoid federal excise taxes, the Code requires each fund to distribute by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year.

Interest on the municipal securities purchased by each fund is believed to be free from regular federal income tax based on opinions issued by bond counsel. However, there is no guarantee that the opinion is correct or that the IRS will agree with the opinion. In addition, the Code imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer’s future compliance with these limitations. Any failure on the part of an issuer to comply with these limitations, or a determination by the IRS that the securities do not qualify for tax-exempt treatment, could cause the interest on the bonds to become taxable to investors retroactive to the date the bonds were issued. If this were to happen, dividends derived from this interest may be taxable to you, and you may need to file an amended tax return.

Dividends and capital gain distributions

Dividends — By meeting certain requirements of the Code, each fund qualifies to pay exempt-interest dividends to shareholders. These dividends (“exempt-interest dividends”) are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income taxes.

Capital gain distributions — Each fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to shareholders as ordinary income. Distributions from net long-term capital gains will be taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a fund have been held by the shareholder.

A portion of the gain on municipal bonds purchased at market discount after April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains.

Shareholder taxation — Distributions by each fund result in a reduction in the net asset value of each fund’s shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. If a shareholder redeems fund shares, or exchanges shares for shares of a different fund, the IRS will require the shareholder to report any gain or loss on the redemption or exchange. The gain or loss realized will be capital gain or loss and will be long-term or short-term, depending on how long the shareholder held the shares.

Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to a shareholder with respect to fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by each fund on those shares.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject a shareholder to or increase liability under federal and state alternative minimum taxes, depending on a shareholder’s individual or corporate tax position. Persons who are defined in the Code as substantial users (or persons related to such users) of facilities financed by private activity bonds should consult with their tax advisors before buying fund shares.

Each fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income without fluctuation of principal. Shares of each fund generally would not be suitable for tax-exempt institutions or tax-deferred retirement plans (e.g., plans qualified under Section 401 of the Code, and individual retirement accounts). Such retirement plans would not gain any benefit from the tax-exempt nature of each fund’s dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them.

Exempt-interest dividends paid by each fund will be reported to both the IRS and shareholders of each fund. Individual shareholders are required to report to the federal government all exempt interest dividends and all other tax-exempt interest received. In addition, each fund is required to report all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders.

Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. In addition, back-up withholding may apply beginning in 2007 to exempt-interest dividends paid to non-exempt shareholders for whom a certified taxpayer identification number has not been received. Withholding may also be required if the fund is notified by the IRS or a Personal Investment Management representative that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Personal Investment Management Core Bond Portfolio

Fund taxation — The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company’s “required distribution” for the calendar year ending within the regulated investment company’s taxable year over the “distributed amount” for such calendar year. The term “required distribution” generally means the sum of (a) 98% of ordinary income (generally net investment income) for the calendar year, (b) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company’s taxable year) and (c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term “distributed amount” generally means the sum of (a) amounts actually distributed by the fund from its current year’s ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.

Dividends and capital gain distributions — Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund, unless shareholders indicate in writing that they wish to receive them in cash.

Distributions of investment company taxable income and net realized capital gains to shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date.

Dividends — The fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.

A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.

The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply. Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

Capital gain distributions — The fund also intends to distribute its net capital gain each year. The fund’s net capital gain is the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

Shareholder taxation — In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

Dividends — Fund dividends are taxable to shareholders as ordinary income. All or a portion of a fund’s dividend distribution may be a "qualified dividend." If the fund meets the applicable holding period requirement, it will distribute dividends derived from qualified corporation dividends to shareholders as qualified dividends. Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on Form 1099-DIV the amount of each shareholder’s dividend that may be treated as a qualified dividend. If a shareholder other than a corporation meets the requisite holding period requirement, qualified dividends are taxable at a maximum rate of 15%.

Capital gains — Distributions of net capital gain that the fund properly designates as “capital gain dividends” generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. For non-corporate shareholders, a capital gain distribution by the fund is subject to a maximum tax rate of 15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions of shares, including exchanges for shares of other funds in the series, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or your Personal Investment Management representative that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

*           *           *

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

Purchase and exchange of shares

Shares of the funds are available exclusively to clients of the Personal Investment Management Division of Capital Guardian Trust Company and Capital Guardian Trust Company of Nevada. Shares may be made available to other individuals if the investment adviser determines it is appropriate, however, the investment adviser has no current intention to do so. As described in the fund’s prospectus, please contact Capital Guardian Trust Company to purchase shares.

Selling Shares

The methods for selling (redeeming) shares are described more fully in the prospectus.  If you wish to sell your shares, please contact Capital Guardian Trust Company.

Redemption of shares — The series’ Agreement and Declaration of Trust permits the funds to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the series’ current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the series may from time to time adopt.

While payment of redemptions normally will be in cash, the series’ Agreement and Declaration of Trust permits payment of the redemption price wholly or partly with portfolio securities or other assets of the series under conditions and circumstances determined by the series’ board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Shareholder account services and privileges

(information to come)

Share certificates — Shares are credited to your account and certificates are not issued by the funds.

General Information

Custodian of assets— Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in the funds' portfolios, are held by State Street Bank and Trust Company, xxxx, as Custodian. If a fund holds securities of issuers outside the U.S., the Custodian may hold these securities pursuant to sub-custodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

Transfer Agent — State Street Bank and Trust Company, maintains the records of shareholder accounts, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of State Street Bank and Trust Company is located at (insert address).

Fund Accounting— State Street Bank and Trust Company provides fund accounting services and net asset value calculations for the funds. The principal office of State Street Bank and Trust Company is located at (insert address).

Independent registered public accounting firm —Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, CA 92626, serves as the independent registered public accounting firm for the series. Each firm provides audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The selection of the funds’ independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel —xxx, serves as independent legal counsel ("counsel") for the series and for independent trustees in their capacities as such. A determination with respect to the independence of the funds' counsel will be made at least annually by the independent trustees of the series, as prescribed by the 1940 Act and related rules.

Prospectuses, reports to shareholders and proxy statements — The series’ fiscal year ends on October 31.  Shareholders are provided updated prospectuses annually and at least semi-annually with reports showing the funds’ investment portfolio or summary investment portfolio, financial statements and other information. The funds’ annual financial statements are audited by the series’ independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the funds. In an effort to reduce the volume of mail shareholders receive from the funds when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Codes of ethics — The series and Capital Guardian Trust Company and its affiliated companies, including the series’ Distributor, have adopted codes of ethics that allow for personal investments, including securities in which each fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

Other information — The series reserves the right to modify the privileges described in this statement of additional information at any time.

[Appendix with ratings information to come]

Personal Investment Management Portfolio Series

Part C
Other Information

Item 23.	Exhibits for Registration Statement (1940 Act No. 811-22349 and 1933 Act No. _______)

(a)	Declaration of Trust of Registrant – to be provided by amendment

(b)	By-laws of Registrant – to be provided by amendment

(c)	Instruments Defining Rights of Security Holders – None

(d)	Investment Advisory Contracts – to be provided by amendment

(e)	Underwriting Contracts – None

(f)	Bonus or Profit Sharing Contracts - Deferred Compensation Plan – to be provided by amendment

(g)	Custodian Agreements – Form of Global Custody Agreement – to be provided by amendment

(h)	Other Material Contracts - Form of Transfer Agency Agreement and Indemnification Agreement – to be provided by amendment

(i)	Legal Opinion – to be provided by amendment

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm – to be provided by amendment

(k)	Omitted financial statements - none

(l)	Initial capital agreements - none

(m)	Rule 12b-1 Plan – None

(n)	Rule 18f-3 Plan – None

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated June 2009; and Code of Ethics for Registrant dated December 2005 – to be provided by amendment

Item 24.                      Persons Controlled by or Under Common Control with the Fund

None

Item 25.                      Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant's Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 26.                      Business and Other Connections of the Investment Adviser

None

Item 27.                      Principal Underwriters

None

Item 28.                      Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Guardian Trust Company, 6455 Irvine Center Drive, Irvine, CA 92618 and State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.

Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.

Registrant's records covering portfolio transactions are maintained and kept by its custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.

Item 29.                      Management Services

None

Item 30.                      Undertakings

n/a

SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Los Angeles, and State of California on the 30th day of October, 2009.

PERSONAL INVESTMENT MANAGEMENT PORTFOLIO SERIES

ATTEST:
/s/ Katherine H. Newhall	/s/ Timothy W. McHale
Katherine H. Newhall, Trustee	Timothy W. McHale, Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on November 13, 2009 by the following persons in the capacities indicated.

Signature	Title
/s/ Michael D. Beckman
Michael D. Beckman	Trustee
/s/ Timothy W. McHale
Timothy W. McHale	Trustee
/s/ Katherine H. Newhall
Katherine H. Newhall	Trustee